UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:

                  Goldman Sachs Variable Insurance Trust
                  4900 Sears Tower
                  Chicago, Illinois 60606

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                     [ X ]

3.       Investment Company Act File Number:  811-08361

         Securities Act File Number: 333-35883



4(a)     Last day of fiscal year for which this Form is filed:

                           December 31, 1999

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c) [ ] Check box if this is the last time the issuer will be filing this Form.


5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                            $  32,190,732*
                                                               --------------

         (ii)     Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                                 $   4,936,249*
                                                               --------------
         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than  October
                  11,  1995  that  were  not  previously
                  used to  reduce registration fees payable
                  to the Commission:                           $         0
                                                               ---------------


         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii):                -$  4,936,249*
                                                              ----------------

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                             $   27,254,483*
                                                               ---------------

         (vi)     Redemption  credits  available  for use
                  in future years - if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:                                       $         (0)
                                                               ---------------


         (vii)    Multiplier for determining
                  registration fee (See Instruction C.9):        x .000264
                                                               ---------------

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)](enter "0" if no fee
                  is due):                                     =$   7,195.18
                                                               --------------


* Sales and redemptions do not include sales of Goldman Sachs Variable Insurance Trust shares to unit investment trusts that offer interests that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid to the Commission.

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +$  0
                                                                 --------


8.       Total  of the  amount of the registration fee due plus  any interest
         due [line  5(viii) plus line 7]:                       =$ 7,195.18
                                                                -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 29, 2000

         Method of Delivery:

         [X] Wire Transfer
         [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.


By (Signature and Title)*   John M. Perlowski, Treasurer
                            -------------------------------
                            John M. Perlowski, Treasurer

Date: March 29, 2000

*Please print the name and title of the signing officer below the signature